Share-Based Compensation - Valuation Assumptions (FY) (Details) - Stock Options	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Valuation Assumptions
Expected volatility - minimum	79.00%	75.00%
Expected volatility - maximum	84.00%	79.00%
Weighted Average volatility	81.00%	75.00%
Expected dividend yield	0.00%	0.00%
Risk-free interest rate - minimum	0.63%	0.40%
Risk-free interest rate - maximum	1.16%	1.71%
Minimum
Valuation Assumptions
Expected term (in years)	6 years	6 years
Maximum
Valuation Assumptions
Expected term (in years)	6 years	6 years